Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Profit or loss [abstract]
Sales	$ 429,236	$ 687,381
Cost of sales	1,985,804	758,749
Gross profit (loss)	(1,556,568)	(71,368)
Operating expenses
Accretion expense	211,155		1,900
Amortization	100,202	17,722
Bad debts		10,020
Consulting and director fees	1,467,406	883,395	537,157
Depreciation	1,553
Foreign exchange (gain) loss	16,833	65,612	(1,749)
Insurance	58,452	17,568
Interest expense	178,767	133,915	215,704
Investor relations, filing, and compliance fees	268,679	126,344	27,335
Marketing	1,166,568
Other general and administrative expenses	80,103	34,368	35,939
Professional fees	979,070	570,008	90,980
Share-based compensation	1,173,512	111,135	576,000
Salaries and benefits	114,379	95,121
Travel	30,036	12,558	70,945
Total operating expenses	5,846,715	2,077,766	1,554,211
Loss before other income (expenses)	(7,403,283)	(2,149,134)	(1,554,211)
Other income (expenses)
Interest income	68,867	53,548	37,579
Share of profit (loss) of equity investment	195,726	(119,654)	(25,036)
Write-off of associate		(310,484)
Write-off of investment in films		(12,447)
Write-off of intangible assets		(116,352)
Write-off of licenses	717,125
Listing expense		(4,130,557)
Project investigation	(192,601)	(359,590)	(362,655)
Write-off of deposit			(25,000)
Derivative liability - warrants		(1,557,086)
Gain (loss) on derivative liability	(449,519)	1,030,328
Gain (loss) on settlement of debt	(98,487)	172,816	453
Unrealized gains on equity instruments	953,961
Allowance for credit loss	(145,431)
Total other income (expenses)	(384,609)	(5,349,478)	(374,659)
Loss before income tax	(7,787,892)	(7,498,612)	(1,928,870)
Deferred income tax expense (recovery)	(160,917)
Income tax expense	(1,659)	1,621
Loss for the year	(7,625,316)	(7,500,233)	(1,928,870)
Loss attributable to:
Shareholders of the Company	(7,581,384)	(7,537,749)	(1,928,870)
Non-controlling interest	(43,932)	37,516
Loss for the year	$ (7,625,316)	$ (7,500,233)	$ (1,928,870)